Cover	Aug. 28, 2026
Cover [Abstract]
Entity Registrant Name	LEXARIA BIOSCIENCE CORP.
Entity Central Index Key	0001348362
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 28, 2026
Entity File Number	000-39874
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-2000871
Entity Address Address Line 1	100 – 740 McCurdy Road
Entity Address City Or Town	Kelowna
Entity Address State Or Province	BC
Entity Address Country	CA
Entity Address Postal Zip Code	V1X 2P7
City Area Code	250
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	765-6424
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	LEXX
Security Exchange Name	NASDAQ